UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen S&P 500 Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

SPXX

Nuveen S&P 500 Dynamic Overwrite Fund
Portfolio of Investments	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.7%

	COMMON STOCKS – 100.7%

	Aerospace & Defense – 2.5%

10,660	Boeing Company	$1,353,180
13,978	Honeywell International Inc.	1,566,235
4,500	Lockheed Martin Corporation	996,750
6,361	Raytheon Company	780,049
12,156	United Technologies Corporation, (2)	1,216,816
	Total Aerospace & Defense	5,913,030

	Air Freight & Logistics – 0.7%

15,007	United Parcel Service, Inc., Class B, (2)	1,582,788

	Airlines – 0.4%

9,915	Alaska Air Group, Inc.	813,228
7,400	JetBlue Airways Corporation, (3)	156,288
	Total Airlines	969,516

	Auto Components – 0.1%

9,310	Cooper Tire & Rubber Company	344,656

	Automobiles – 0.6%

79,596	Ford Motor Company	1,074,546
1,696	Tesla Motors Inc., (3)	389,690
	Total Automobiles	1,464,236

	Banks – 5.5%

160,447	Bank of America Corporation	2,169,243
44,963	Citigroup Inc.	1,877,205
12,743	Comerica Incorporated	482,577
12,783	Fifth Third Bancorp.	213,348
49,105	Huntington BancShares Inc.	468,462
53,958	JP Morgan Chase & Co.	3,195,393
33,673	Regions Financial Corporation	264,333
33,569	U.S. Bancorp	1,362,566
58,722	Wells Fargo & Company, (2)	2,839,796
	Total Banks	12,872,923

	Beverages – 2.3%

58,122	Coca-Cola Company	2,696,280
24,852	PepsiCo, Inc.	2,546,833
	Total Beverages	5,243,113

	Biotechnology – 3.3%

23,042	AbbVie Inc.	1,316,159
12,002	Amgen Inc.	1,799,460
18,529	Celgene Corporation, (3)	1,854,568
29,010	Gilead Sciences, Inc., (2)	2,664,859
	Total Biotechnology	7,635,046

	Capital Markets – 1.5%

39,672	Charles Schwab Corporation	1,111,609
16,013	Federated Investors Inc.	461,975
7,670	Goldman Sachs Group, Inc.	1,204,037
30,033	Morgan Stanley	751,125
	Total Capital Markets	3,528,746

Nuveen Investments	1

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 1.9%

3,540	Chemours Company	$24,780
16,000	Dow Chemical Company	813,760
14,703	E.I. Du Pont de Nemours and Company	930,994
8,790	Eastman Chemical Company	634,902
10,640	Monsanto Company	933,554
11,826	Olin Corporation	205,418
7,820	PPG Industries, Inc.	871,852
	Total Chemicals	4,415,260

	Commercial Services & Supplies – 0.3%

9,103	Deluxe Corporation	568,846

	Communications Equipment – 1.2%

73,511	Cisco Systems, Inc.	2,092,858
9,742	Motorola Solutions Inc.	737,469
	Total Communications Equipment	2,830,327

	Consumer Finance – 0.4%

15,373	American Express Company	943,902

	Containers & Packaging – 0.2%

5,330	Avery Dennison Corporation	384,346

	Distributors – 0.0%

100	LKQ Corporation, (3)	3,193

	Diversified Consumer Services – 0.0%

3,600	Sothebys Holdings Inc.	96,228

	Diversified Financial Services – 2.2%

27,775	Berkshire Hathaway Inc., Class B, (2), (3)	3,940,717
5,681	CME Group, Inc.	545,660
2,724	Intercontinental Exchange, Inc.	640,521
	Total Diversified Financial Services	5,126,898

	Diversified Telecommunication Services – 2.7%

75,456	AT&T Inc.	2,955,612
52,803	Frontier Communications Corporation	295,169
55,000	Verizon Communications Inc., (2)	2,974,400
	Total Diversified Telecommunication Services	6,225,181

	Electric Utilities – 1.3%

20,970	Duke Energy Corporation	1,691,860
29,051	Westar Energy Inc.	1,441,220
	Total Electric Utilities	3,133,080

	Electrical Equipment – 0.7%

6,500	Eaton Corporation PLC	406,640
10,000	Emerson Electric Company	543,800
6,854	Rockwell Automation, Inc.	779,643
	Total Electrical Equipment	1,730,083

	Electronic Equipment, Instruments & Components – 0.3%

35,466	Corning Incorporated	740,885

	Energy Equipment & Services – 0.9%

5,863	Baker Hughes Incorporated	256,975
11,506	Halliburton Company	410,994
4,900	National-Oilwell Varco Inc.	152,390
18,006	Schlumberger Limited	1,327,943
	Total Energy Equipment & Services	2,148,302

2	Nuveen Investments

Shares	Description (1)	Value

	Food & Staples Retailing – 2.4%

700	Casey’s General Stores, Inc.	$79,324
18,974	CVS Health Corporation	1,968,173
3,000	Sprouts Farmers Market Inc., (3)	87,120
21,700	SUPERVALU INC.	124,992
2,000	United Natural Foods Inc., (3)	80,600
17,816	Walgreens Boots Alliance Inc.	1,500,820
24,502	Wal-Mart Stores, Inc.	1,678,142
	Total Food & Staples Retailing	5,519,171

	Food Products – 0.6%
13,960	Archer-Daniels-Midland Company	506,888
17,628	ConAgra Foods, Inc.	786,561
100	Hain Celestial Group Inc., (3)	4,091
700	Post Holdings Inc., (3)	48,139
1,600	WhiteWave Foods Company, (3)	65,024
	Total Food Products	1,410,703

	Gas Utilities – 0.3%

9,045	AGL Resources Inc.	589,191

	Health Care Equipment & Supplies – 1.8%

27,082	Abbott Laboratories	1,132,840
48,053	Boston Scientific Corporation, (3)	903,877
30,198	Medtronic, PLC	2,264,850
	Total Health Care Equipment & Supplies	4,301,567

	Health Care Providers & Services – 2.9%

9,358	Aetna Inc.	1,051,371
4,648	Anthem Inc.	646,026
16,284	Express Scripts Holding Company, (3)	1,118,548
2,896	Humana Inc.	529,823
8,074	Laboratory Corporation of America Holdings, (3)	945,708
4,815	McKesson HBOC Inc.	757,159
13,804	UnitedHealth Group Incorporated, (2)	1,779,336
	Total Health Care Providers & Services	6,827,971

	Hotels, Restaurants & Leisure – 2.0%

6,278	Dominos Pizza Inc.	827,817
15,000	McDonald’s Corporation	1,885,200
32,208	Starbucks Corporation	1,922,818
	Total Hotels, Restaurants & Leisure	4,635,835

	Household Durables – 1.1%

21,184	Lennar Corporation, Class A, (2)	1,024,458
16,964	Newell Rubbermaid Inc.	751,336
4,241	Whirlpool Corporation	764,822
	Total Household Durables	2,540,616

	Household Products – 2.2%

17,234	Colgate-Palmolive Company	1,217,582
9,737	Kimberly-Clark Corporation	1,309,724
31,000	Procter & Gamble Company, (2)	2,551,610
	Total Household Products	5,078,916

	Industrial Conglomerates – 2.8%

13,841	3M Co.	2,306,326
135,400	General Electric Company	4,304,366
	Total Industrial Conglomerates	6,610,692

Nuveen Investments	3

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Insurance – 3.3%

100	Alleghany Corporation, Term Loan, (3)	$49,620
19,900	American International Group, Inc.	1,075,595
16,090	Arthur J. Gallagher & Co.	715,683
100	Brown & Brown Inc.	3,580
2,700	First American Corporation	102,897
17,655	FNF Group	598,505
52,930	Genworth Financial Inc., Class A, (3)	144,499
17,377	Marsh & McLennan Companies, Inc.	1,056,348
15,000	MetLife, Inc.	659,100
10,189	Prudential Financial, Inc.	735,850
1,700	Reinsurance Group of America Inc.	163,625
100	RenaisasnceRE Holdings, Limited	11,983
18,469	Torchmark Corporation	1,000,281
11,626	Travelers Companies, Inc.	1,356,870
100	WR Berkley Corporation	5,620
	Total Insurance	7,680,056

	Internet & Catalog Retail – 2.1%

5,300	Amazon.com, Inc., (3)	3,146,292
8,000	Netflix Inc., (3)	817,840
790	Priceline Group, Inc. (The), (3)	1,018,278
	Total Internet & Catalog Retail	4,982,410

	Internet Software & Services – 5.2%

10,011	Akamai Technologies, Inc., (3)	556,311
4,120	Alphabet Inc., Class A, (3)	3,143,148
4,327	Alphabet Inc., Class C, (3)	3,223,399
30,000	eBay Inc., (3)	715,800
34,000	Facebook Inc., Class A, (3)	3,879,400
7,424	VeriSign, Inc., (3)	657,321
	Total Internet Software & Services	12,175,379

	IT Services – 3.5%

17,164	Fidelity National Information Services	1,086,653
12,300	International Business Machines Corporation, (2)	1,862,835
20,318	MasterCard, Inc.	1,920,051
20,000	PayPal Holdings, Inc., (3)	772,000
34,024	Visa Inc., Class A	2,602,156
	Total IT Services	8,243,695

	Life Sciences Tools & Services – 0.7%

2,883	Bio-Techne Corporation	272,501
9,477	Thermo Fisher Scientific, Inc.	1,341,848
	Total Life Sciences Tools & Services	1,614,349

	Machinery – 1.8%

12,391	Caterpillar Inc.	948,407
3,049	Cummins Inc.	335,207
10,446	Deere & Company	804,238
9,843	Illinois Tool Works, Inc., (2)	1,008,317
4,451	Pentair Limited	241,510
3,300	Snap-on Incorporated	518,067
3,000	Stanley Black & Decker Inc.	315,630
	Total Machinery	4,171,376

	Media – 2.9%

12,544	CBS Corporation, Class B	691,049
44,745	Comcast Corporation, Class A, (2)	2,733,025
4,063	Gannett Company, Inc.	61,514
24,435	Regal Entertainment Group, Class A	516,556

4	Nuveen Investments

Shares	Description (1)	Value

	Media (continued)

8,126	TEGNA Inc.	$190,636
25,000	Walt Disney Company	2,482,750
	Total Media	6,675,530

	Metals & Mining – 0.2%

38,558	Freeport-McMoRan, Inc.	398,690
3,237	Southern Copper Corporation	89,697
	Total Metals & Mining	488,387

	Multiline Retail – 0.8%

100	Big Lots, Inc.	4,529
9,600	J.C. Penney Company, Inc.	106,176
7,375	Nordstrom, Inc.	421,924
16,408	Target Corporation	1,350,050
	Total Multiline Retail	1,882,679

	Multi-Utilities – 1.8%

14,444	Alliant Energy Corporation	1,072,900
20,000	CenterPoint Energy, Inc., (2)	418,400
13,676	Consolidated Edison, Inc.	1,047,855
22,250	Dominion Resources, Inc.	1,671,420
	Total Multi-Utilities	4,210,575

	Oil, Gas & Consumable Fuels – 5.8%

21,799	California Resources Corporation	22,453
27,329	Chevron Corporation, (2)	2,607,187
20,462	ConocoPhillips	824,005
11,317	CONSOL Energy Inc.	127,769
2,100	Energen Corporation	76,839
10,972	EOG Resources, Inc.	796,348
55,300	Exxon Mobil Corporation, (2)	4,622,527
1,900	Gulfport Energy Corporation, (3)	53,846
8,000	Hess Corporation	421,200
41,700	Marathon Oil Corporation	464,538
12,072	Marathon Petroleum Corporation	448,837
16,016	Occidental Petroleum Corporation	1,095,975
10,602	ONEOK, Inc.	316,576
9,273	Phillips 66	802,949
3,800	QEP Resources Inc.	53,618
1,900	SM Energy Company	35,606
11,156	Valero Energy Corporation	715,546
11,500	WPX Energy Inc., (3)	80,385
	Total Oil, Gas & Consumable Fuels	13,566,204

	Personal Products – 0.1%

43,827	Avon Products, Inc.	210,808

	Pharmaceuticals – 5.7%

6,000	Allergan PLC, (3)	1,608,180
26,890	Bristol-Myers Squibb Company	1,717,733
16,000	Eli Lilly and Company	1,152,160
2,000	Jazz Pharmaceuticals, Inc., (3)	261,100
34,730	Johnson & Johnson, (2)	3,757,786
35,863	Merck & Co. Inc.	1,897,510
10,840	Mylan NV, (3)	502,434
80,494	Pfizer Inc.	2,385,842
	Total Pharmaceuticals	13,282,745

	Real Estate Investment Trust – 2.0%

48,257	Brandywine Realty Trust	677,046
12,111	Care Capital Properties, Inc.	325,059

Nuveen Investments	5

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

43,377	CubeSmart	$1,444,454
25,042	Hospitality Properties Trust	665,116
20,277	Omega Healthcare Investors Inc.	715,778
11,600	Ventas Inc.	730,336
	Total Real Estate Investment Trust	4,557,789

	Real Estate Management & Development – 0.2%

900	Jones Lang LaSalle Inc.	105,588
10,994	The RMR Group Inc., (3)	274,960
	Total Real Estate Management & Development	380,548

	Road & Rail – 0.6%

16,045	Union Pacific Corporation, (2)	1,276,380

	Semiconductors & Semiconductor Equipment – 3.2%

14,590	Analog Devices, Inc.	863,582
62,815	Intel Corporation	2,032,065
12,219	Microchip Technology Incorporated	588,956
40,013	Micron Technology, Inc., (3)	418,936
19,215	NVIDIA Corporation	684,630
27,896	QUALCOMM, Inc.	1,426,601
25,284	Texas Instruments Incorporated	1,451,807
	Total Semiconductors & Semiconductor Equipment	7,466,577

	Software – 4.1%

11,786	Autodesk, Inc., (3)	687,242
8,353	CDK Global Inc.	388,832
116,985	Microsoft Corporation, (2)	6,461,082
49,970	Oracle Corporation	2,044,273
	Total Software	9,581,429

	Specialty Retail – 3.5%

100	Aaron Rents Inc.	2,510
13,107	Best Buy Co., Inc.	425,190
1,700	Dick’s Sporting Goods Inc.	79,475
24,869	Home Depot, Inc., (2)	3,318,270
9,369	L Brands Inc.	822,692
27,903	Lowe’s Companies, Inc.	2,113,652
6,300	Office Depot, Inc., (3)	44,730
7,525	Tiffany & Co.	552,185
10,968	TJX Companies, Inc.	859,343
	Total Specialty Retail	8,218,047

	Technology Hardware, Storage & Peripherals – 4.6%

76,608	Apple, Inc.	8,349,506
40,436	EMC Corporation	1,077,619
43,381	Hewlett Packard Enterprise Co	769,145
46,853	HP Inc.	577,229
	Total Technology Hardware, Storage & Peripherals	10,773,499

	Textiles, Apparel & Luxury Goods – 1.0%

100	Deckers Outdoor Corporation, (3)	5,990
2,700	Fossil Group Inc., (3)	119,934
2,100	Kate Spade & Company, (3)	53,592
20,000	Nike, Inc., Class B	1,229,400
2,200	Skechers USA Inc., (3)	66,990
5,300	Under Armour, Inc., (3)	449,599
7,352	VF Corporation, (2)	476,116
	Total Textiles, Apparel & Luxury Goods	2,401,621

6	Nuveen Investments

Shares	Description (1)			Value

	Tobacco – 2.2%

26,349	Altria Group, Inc.			$1,651,028
23,490	Philip Morris International, Inc.			2,304,604
23,574	Reynolds American Inc.			1,186,008
	Total Tobacco			5,141,640

	Trading Companies & Distributors – 0.3%

3,313	W.W. Grainger, Inc.			773,354
	Total Long-Term Investments ($156,886,493)			235,170,324

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.4%

	REPURCHASE AGREEMENTS – 0.4%

$797	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/16, repurchase price $797,170, collateralized by $775,000 U.S. Treasury Bonds, 2.875%, due 8/15/45, value $814,719	0.030%	4/01/16	$797,169
	Total Short-Term Investments (cost $797,169)			797,169
	Total Investments (cost $157,683,662) – 101.1%			235,967,493
	Other Assets Less Liabilities – (1.1)% (4)			(2,460,036)
	Net Assets – 100%			$233,507,457

Investments in Derivatives as of March 31, 2016

Call Options Purchased outstanding:

Number of Contracts	Description	Notional Amount (5)	Expiration Date	Strike Price	Value
100	CBOE Volatility Index®	$250,000	4/20/16	$25	$1,750
100	Total Options Purchased (premiums paid $4,504)	$250,000			$1,750

Call Options Written outstanding:

Number of Contracts	Description	Notional Amount (5)	Expiration Date	Strike Price	Value
(100)	CBOE Volatility Index®	$(200,000)	4/20/16	$20	$(4,250)
(16)	NASDAQ 100® Index	(7,120,000)	4/15/16	4,450	(110,480)
(11)	NASDAQ 100® Index	(4,867,500)	4/15/16	4,425	(95,920)
(55)	Russell 2000® Index	(5,912,500)	4/15/16	1,075	(226,600)
(400)	S&P 500® Index	(82,000,000)	4/15/16	2,050	(944,000)
(121)	S&P 500® Index	(25,107,500)	4/15/16	2,075	(122,210)
(23)	S&P 500® Index	(4,669,000)	4/15/16	2,030	(86,825)
(60)	S&P 500® Index	(12,600,000)	5/20/16	2,100	(93,300)
(786)	Total Options Written (premiums received $1,385,499)	$(142,476,500)			$(1,683,585)

Nuveen Investments	7

SPXX	Nuveen S&P 500 Dynamic Overwrite Fund
	Portfolio of Investments (continued)	March 31, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-term Investments:
Common Stocks	$235,170,324	$—	$—	$235,170,324

Short-Term Investments:
Repurchase Agreements	—	797,169	—	797,169

Investments in Derivatives:
Options Purchased	1,750	—	—	1,750
Options Written	(1,683,585)	—	—	(1,683,585)
Total	$233,488,489	$797,169	$—	$234,285,658

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mart-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2016, the cost of investments (excluding investments in derivatives) was $157,671,180.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2016, were as follows:

Gross unrealized:
Appreciation	$89,851,561
Depreciation	(11,555,248)
Net unrealized appreciation (depreciation) of investments	$78,296,313

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	Non-income producing: issuer has not declared a dividend within the past twelve months.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(5)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

8	Nuveen Investments

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 27, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 27, 2016